STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance - Number of Options (Beginning balance)	0	200,000
Expired - Number of Options		(200,000)
Balance - Number of Options (Ending balance)	0	0
Balance - Weighted Average Exercise Price (Beginning balance)	$ 0	$ 0.6
Expired - Weighted Average Exercise Price		0.60
Balance - Weighted Average Exercise Price (Ending balance)	$ 0	$ 0